Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings
Borrowings

10.                 Borrowings

Outstanding borrowings as of December 31 are as follows:

	2012	2011
Short-term borrowings:
Federal Home Loan Bank advances	$5,000,000	$5,000,000
Long-term borrowings:
Federal Home Loan Bank advances	1,000,000	6,000,000
	$6,000,000	$11,000,000

Borrowings at December 31, 2012 have maturity dates as follows:

	Interest
	Rate
2013	5.00%	5,000,000
2014	5.33%	1,000,000
		$6,000,000

All outstanding advances are fixed rate.  Each advance is payable at its maturity date, with a prepayment penalty. At December 31, 2012, borrowings are collateralized by pledged securities, which had a carrying value of $587,765 and residential mortgages in the amount of $78,848,981 pledged under a blanket collateral agreement.  At December 31, 2012, the Bank has available $72.4 million of overnight borrowing capacity with the Federal Home Loan Bank of which none was outstanding at December 31, 2012.  The Bank also has available a $5,000,000 unsecured line of credit with Key Bank of which $0 is outstanding at December 31, 2012, a $5,000,000 unsecured line of credit with M&T Bank of which $0 is outstanding at December 31, 2012 and a $10,000,000 unsecured line of credit with Fifth Third Bank of which $0 is outstanding at December 31, 2012.

At December 31, 2011, borrowings are collateralized by pledged securities, which had a carrying value of $734,000 and residential mortgages in the amount of $63,641,363 pledged under a blanket collateral agreement.  At December 31, 2011, the Bank has available $52.6 million of overnight borrowing capacity with the Federal Home Loan Bank of which none was outstanding at December 31, 2011.  The Bank also has available a $5,000,000 unsecured line of credit with Key Bank of which $0 is outstanding at December 31, 2011.  In addition, the Bank also has available a $5,000,000 unsecured line of credit with M&T Bank of which $0 is outstanding at December 31, 2011.